EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Schedule of effective interest rate, outstanding mortgage debt and bank loans

		2020			2019			2018
	Fixed/		Effective	Carrying		Effective	Carrying		Effective	Carrying
USDm	floating	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)
BORROWINGS
DSF Facility 1 (USD)	Floating	—	—	—	2021	4.7%	50.0	2021	5.6%	64.1
TFA Facility 1 (USD)	Floating	—	—	—	2021	5.1%	237.3	2021	6.0%	331.3
DSF Facility 2 (USD)	Floating	—	—	—	2021	4.7%	48.2	2021	5.6%	52.4
DSF Facility 3 (USD)	Floating	—	—	—	2022	4.7%	21.8	2022	5.6%	24.3
TFA Facility 2 (USD)	Floating	—	—	—	2022	5.1%	75.2	2022	5.4%	103.7
ING (USD)	Floating	—	—	—	2024	4.1%	35.5	2024	4.6%	42.0
ABN AMRO (USD)	Floating	—	—	—	2024	4.2%	21.1	—	—	—
DSF Facility 4 (USD)	Floating	—	—	—	2026	4.4%	86.5	—	—	—
CEXIM (USD)	Floating	2030	3.2%	96.4	2030	4.4%	104.0	2030	5.3%	111.7
Term Facility	Floating	2026	3.0%	299.1	—	—	—	—	—	—
DSF Facility	Floating	2027	2.9%	150.3	—	—	—	—	—	—
HCOB Facility	Floating	2025	4.3%	81.2	—	—	—	—	—	—
HCOB Facility 2	Floating	2025	3.9%	33.3	—	—	—	—	—	—
KFW Facility	Floating	2032	3.3%	22.0	—	—	—	—	—	—
KFW Facility 2	Floating	2032	3.3%	22.0	—	—	—	—	—	—
Bocomm (USD) 4)	Floating	2025	4.1%	57.8	2025	5.5%	63.9	—	—	—
Springliner (USD) 4)	Fixed	2026	4.8%	36.0	2026	5.5%	60.3	2022	8.9%	25.3
Eifuku (USD) 4)	Floating	2026	3.9%	24.1	2026	5.3%	25.7	—	—	—
Showa (USD) 4)	Floating	2024	3.3%	23.0	2024	5.1%	25.2	—	—	—
Weighted average effective interest rate			3.4%			4.9%			5.8%
Carrying value				845.2			854.7			754.8

Hereof non-current 3)				742.6			756.0			659.4
Hereof current 3)				102.6			98.7			95.4

1)    Effective interest rate includes deferred and amortized bank fees.

2)    Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value. The carrying value is excluding capitalized bank fees recognized in the balance sheet as well as lease liabilities regarding right-of-use assets recognized under Land and buildings and Other plant and equipment.

³⁾    Split between current and non-current is based on terms in effect at 31 December 2019, without consideration to the refinancing taking place in 2020.

⁴⁾    Financial lease.